Profit Before Income Tax - Summary of Depreciation and Amortization (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis of income and expense [Line Items]
Property, plant and equipment depreciation	$ 45,240,667	$ 1,512,560	$ 39,893,786	$ 28,625,287
Right-of-use assets	1,055,458	35,288	0	0
Investment properties	594,110	19,863	392,667	122,231
Intangible assets amortization	3,576,606	119,579	2,402,450	457,666
Depreciation and amortization	50,466,841	1,687,290	42,688,903	29,205,184
Depreciation expense	46,890,235	1,567,711	40,286,453	28,747,518
Operating costs [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	2,092,074	69,946	1,394,664	140,175
Depreciation expense	43,749,333	1,462,699	37,903,050	26,731,714
Operating expenses [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	1,484,532	49,633	1,007,786	317,491
Depreciation expense	$ 3,140,902	$ 105,012	$ 2,383,403	$ 2,015,804